SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
28.  SUBSEQUENT EVENTS

In February 2013, the Partnership paid a cash distribution of $0.50 per unit in respect of the three months ended December 31, 2012.

In February 2013, the Partnership completed its third follow-on offering selling a total of 3,900,000 common units, representing limited partner interests, at a price of $29.74 per common unit. In addition, Golar GP LLC, the Partnership's general partner, contributed approximately $2.6 million to the Partnership to maintain its 2.0% general partner interest in the Partnership. Simultaneously, the Partnership also closed a private placement of 416,947 common units to Golar at a price of $29.74 per common unit. The Partnership's total combined net proceeds amounted to approximately $130 million.
In February 2013, the Partnership completed its acquisition of interests in the company that owns and operates the LNG carrier, the Golar Maria (see note 29).

In April 2013, the Partnership declared a cash distribution of $0.515 per unit in respect of the three months ended March 31, 2013.